Foreign Exchange Gains and Losses - Summary Of Foreign Exchange Gains And Losses (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Foreign Exchange Gains and Loss [Abstract]
Foreign exchange loss, net	$ (2,104)	$ (725)